Distribution Date:	03/17/22	JPMBB Commercial Mortgage Securities Trust
Determination Date:	03/11/22
Next Distribution Date:	04/19/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	19		Don Simon	(203) 660-6100
Historical Detail	20		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639NAL5	1.084700%	101,691,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639NAM3	2.424300%	162,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639NAN1	3.271800%	33,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639NAP6	3.362600%	215,000,000.00	158,681,506.83	0.00	444,652.03	0.00	0.00	444,652.03	158,681,506.83	44.99%	30.00%
A-5	46639NAQ4	3.663700%	322,522,000.00	322,522,000.00	0.00	984,686.54	0.00	0.00	984,686.54	322,522,000.00	44.99%	30.00%
A-SB	46639NAR2	3.157000%	103,054,000.00	7,219,103.26	2,380,979.26	18,992.26	0.00	0.00	2,399,971.52	4,838,124.00	44.99%	30.00%
A-S	46639NAU5	4.033697%	125,741,000.00	125,741,000.00	0.00	422,667.63	0.00	0.00	422,667.63	125,741,000.00	30.76%	20.62%
B	46639NAV3	4.094597%	80,474,000.00	80,474,000.00	0.00	274,590.53	0.00	0.00	274,590.53	80,474,000.00	21.65%	14.62%
C	46639NAW1	4.094597%	48,619,000.00	48,619,000.00	0.00	165,896.03	0.00	0.00	165,896.03	48,619,000.00	16.15%	11.00%
D	46639NAX9	4.094597%	55,326,000.00	55,326,000.00	0.00	188,781.42	0.00	0.00	188,781.42	55,326,000.00	9.89%	6.88%
E	46639NAC5	4.094597%	25,149,000.00	25,149,000.00	0.00	85,812.53	0.00	0.00	85,812.53	25,149,000.00	7.04%	5.00%
F	46639NAE1	3.500000%	23,471,000.00	23,471,000.00	0.00	68,457.08	0.00	0.00	68,457.08	23,471,000.00	4.39%	3.25%
NR	46639NAG6	3.500000%	43,590,266.00	38,772,760.66	0.00	39,417.42	0.00	0.00	39,417.42	38,772,760.66	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639NAJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,341,234,366.00	885,975,370.75	2,380,979.26	2,693,953.47	0.00	0.00	5,074,932.73	883,594,391.49

X-A	46639NAS0	0.438897%	1,064,605,000.00	614,163,610.09	0.00	224,628.86	0.00	0.00	224,628.86	611,782,630.83
X-C	46639NAA9	0.594597%	67,061,266.00	62,243,760.66	0.00	30,841.65	0.00	0.00	30,841.65	62,243,760.66
Notional SubTotal			1,131,666,266.00	676,407,370.75	0.00	255,470.51	0.00	0.00	255,470.51	674,026,391.49

Deal Distribution Total					2,380,979.26	2,949,423.98	0.00	0.00	5,330,403.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639NAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639NAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639NAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639NAP6	738.05352014	0.00000000	2.06814898	0.00000000	0.00000000	0.00000000	0.00000000	2.06814898	738.05352014
A-5	46639NAQ4	1,000.00000000	0.00000000	3.05308332	0.00000000	0.00000000	0.00000000	0.00000000	3.05308332	1,000.00000000
A-SB	46639NAR2	70.05165505	23.10419062	0.18429425	0.00000000	0.00000000	0.00000000	0.00000000	23.28848487	46.94746444
A-S	46639NAU5	1,000.00000000	0.00000000	3.36141457	0.00000000	0.00000000	0.00000000	0.00000000	3.36141457	1,000.00000000
B	46639NAV3	1,000.00000000	0.00000000	3.41216455	0.00000000	0.00000000	0.00000000	0.00000000	3.41216455	1,000.00000000
C	46639NAW1	1,000.00000000	0.00000000	3.41216459	0.00000000	0.00000000	0.00000000	0.00000000	3.41216459	1,000.00000000
D	46639NAX9	1,000.00000000	0.00000000	3.41216462	0.00000000	0.00000000	0.00000000	0.00000000	3.41216462	1,000.00000000
E	46639NAC5	1,000.00000000	0.00000000	3.41216470	0.00000000	0.00000000	0.00000000	0.00000000	3.41216470	1,000.00000000
F	46639NAE1	1,000.00000000	0.00000000	2.91666652	0.00000000	0.00000000	0.00000000	0.00000000	2.91666652	1,000.00000000
NR	46639NAG6	889.48208437	0.00000000	0.90427115	1.69005163	36.45966625	0.00000000	0.00000000	0.90427115	889.48208437
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639NAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639NAS0	576.89341126	0.00000000	0.21099737	0.00000000	0.00000000	0.00000000	0.00000000	0.21099737	574.65692048
X-C	46639NAA9	928.16262461	0.00000000	0.45990259	0.00000000	0.00000000	0.00000000	0.00000000	0.45990259	928.16262461

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/22 - 02/28/22	30	0.00	444,652.03	0.00	444,652.03	0.00	0.00	0.00	444,652.03	0.00
A-5	02/01/22 - 02/28/22	30	0.00	984,686.54	0.00	984,686.54	0.00	0.00	0.00	984,686.54	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	18,992.26	0.00	18,992.26	0.00	0.00	0.00	18,992.26	0.00
X-A	02/01/22 - 02/28/22	30	0.00	224,628.86	0.00	224,628.86	0.00	0.00	0.00	224,628.86	0.00
X-C	02/01/22 - 02/28/22	30	0.00	30,841.65	0.00	30,841.65	0.00	0.00	0.00	30,841.65	0.00
A-S	02/01/22 - 02/28/22	30	0.00	422,667.63	0.00	422,667.63	0.00	0.00	0.00	422,667.63	0.00
B	02/01/22 - 02/28/22	30	0.00	274,590.53	0.00	274,590.53	0.00	0.00	0.00	274,590.53	0.00
C	02/01/22 - 02/28/22	30	0.00	165,896.03	0.00	165,896.03	0.00	0.00	0.00	165,896.03	0.00
D	02/01/22 - 02/28/22	30	0.00	188,781.42	0.00	188,781.42	0.00	0.00	0.00	188,781.42	0.00
E	02/01/22 - 02/28/22	30	0.00	85,812.53	0.00	85,812.53	0.00	0.00	0.00	85,812.53	0.00
F	02/01/22 - 02/28/22	30	0.00	68,457.08	0.00	68,457.08	0.00	0.00	0.00	68,457.08	0.00
NR	02/01/22 - 02/28/22	30	1,515,616.75	113,087.22	0.00	113,087.22	73,669.80	0.00	0.00	39,417.42	1,589,286.55
Totals			1,515,616.75	3,023,093.78	0.00	3,023,093.78	73,669.80	0.00	0.00	2,949,423.98	1,589,286.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,330,403.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,829,282.32	Master Servicing Fee	6,382.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,317.37
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,055.32
Extension Interest	0.00
Interest Reserve Withdrawal	203,566.48
Total Interest Collected	3,032,848.80	Total Fees	9,755.05

Principal		Expenses/Reimbursements
Scheduled Principal	2,380,979.27	Reimbursement for Interest on Advances	(362.35)
Unscheduled Principal Collections		ASER Amount	61,912.77
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,954.36
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	165.00
Total Principal Collected	2,380,979.27	Total Expenses/Reimbursements	73,669.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,949,423.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,380,979.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,330,403.24
Total Funds Collected	5,413,828.07	Total Funds Distributed	5,413,828.07

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	885,975,370.75	885,975,370.75	Beginning Certificate Balance	885,975,370.75
(-) Scheduled Principal Collections	2,380,979.27	2,380,979.27	(-) Principal Distributions	2,380,979.26
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	883,594,391.49	883,594,391.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	886,731,199.01	886,731,199.01	Ending Certificate Balance	883,594,391.49
Ending Actual Collateral Balance	884,489,952.59	884,489,952.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.09%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP	Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP
$9,999,999 or less	27	138,174,946.80	15.64%	14	4.3712	2.000785	1.30 or less	11	202,110,671.61	22.87%	14	4.1025	1.016674
$10,000,000 to $19,999,999	10	143,724,209.29	16.27%	13	4.2069	1.557935	1.31 to 1.40	4	49,806,062.26	5.64%	13	4.2932	1.392557
$20,000,000 to $29,999,999	5	127,515,769.43	14.43%	12	3.9529	1.962838	1.41 to 1.50	6	190,079,239.05	21.51%	14	4.0397	1.454941
$30,000,000 to $49,999,999	2	78,375,405.26	8.87%	15	3.8299	1.078132	1.51 to 1.60	4	52,849,192.43	5.98%	9	4.1238	1.581455
$50,000,000 to $99,999,999	2	161,106,510.42	18.23%	14	3.9028	1.787318	1.61 to 1.75	3	16,736,803.04	1.89%	14	4.2724	1.661477
$100,000,000 or Greater	1	111,253,989.10	12.59%	14	3.9900	1.460000	1.76 to 2.00	1	12,860,033.83	1.46%	13	4.0200	1.830000
Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686	2.01 to 2.25	4	33,670,511.77	3.81%	14	4.3765	2.186354
							2.26 or Greater	14	202,038,316.31	22.87%	14	3.8912	2.601557
							Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	18	123,443,561.19	13.97%	14	4.3928	NAP	Ohio	1	14,148,554.42	1.60%	15	4.2950	1.570000
Alabama	4	16,181,829.92	1.83%	14	4.0474	1.706720	Oregon	2	21,121,385.68	2.39%	14	3.8111	2.360000
Arizona	1	2,324,052.21	0.26%	15	4.6900	2.650000	Tennessee	1	19,527,927.70	2.21%	13	4.1750	2.200000
Arkansas	2	3,358,164.64	0.38%	14	3.8111	2.360000	Texas	9	76,485,877.86	8.66%	13	4.2954	1.244692
California	3	37,999,055.23	4.30%	15	4.1242	2.578381	Virginia	2	9,665,294.49	1.09%	14	3.9918	2.746557
Colorado	1	8,316,389.29	0.94%	15	4.2700	1.560000	Washington	2	12,991,687.44	1.47%	14	3.8111	2.360000
Connecticut	1	1,160,045.31	0.13%	15	4.1500	1.460000	Wisconsin	4	63,415,147.22	7.18%	15	3.8876	1.282247
Florida	3	29,093,755.17	3.29%	13	3.9572	2.190024	Totals	91	883,594,391.49	100.00%	14	4.1057	1.681686
Georgia	4	16,698,247.39	1.89%	15	4.2677	2.266362
									Property Type³
Illinois	3	8,864,231.10	1.00%	15	4.3720	1.328288
Kansas	1	3,660,763.86	0.41%	13	4.5100	1.410000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	30,045,644.86	3.40%	5	4.1017	1.734589		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	4,643,388.14	0.53%	14	3.8111	2.360000	Defeased	18	123,443,561.19	13.97%	14	4.3928	NAP
Maryland	2	10,434,620.78	1.18%	14	4.3011	2.012991	Industrial	16	89,123,223.33	10.09%	14	3.8365	2.412222
Massachusetts	2	139,515,712.26	15.79%	14	3.8734	1.699033	Lodging	5	54,685,924.62	6.19%	14	4.3083	1.232990
Michigan	2	9,405,100.79	1.06%	15	4.3111	2.714484	Mixed Use	4	104,884,390.38	11.87%	14	4.0716	1.380854
Minnesota	1	78,188,864.97	8.85%	14	4.0000	1.180000	Mobile Home Park	1	3,528,396.11	0.40%	15	4.7750	2.170000
Mississippi	1	6,955,283.64	0.79%	14	4.6500	0.380000	Multi-Family	8	25,494,886.66	2.89%	15	4.3484	1.849051
Missouri	3	33,038,516.85	3.74%	14	4.1183	1.579778	Office	9	84,704,706.52	9.59%	14	4.1633	1.952688
Nebraska	1	7,896,021.24	0.89%	14	3.8111	2.360000	Other	1	1,897,502.69	0.21%	15	4.1500	1.460000
Nevada	1	6,205,577.90	0.70%	14	4.1760	3.110000	Retail	28	391,602,372.30	44.32%	13	4.0213	1.568061
New Jersey	2	19,931,256.52	2.26%	14	4.4940	1.314204	Self Storage	1	4,229,427.67	0.48%	14	4.2500	5.030000
New Mexico	1	3,519,760.12	0.40%	15	4.7250	2.160000	Totals	91	883,594,391.49	100.00%	14	4.1057	1.681686
New York	9	60,229,086.20	6.82%	14	4.0179	1.434037
North Carolina	1	5,129,587.07	0.58%	14	3.8111	2.360000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP	Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP
	4.00000% or less	10	441,484,078.01	49.96%	13	3.8848	1.648255	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.25000%	14	162,945,835.56	18.44%	14	4.1292	1.985691	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25001% to 4.50000%	9	91,135,427.14	10.31%	14	4.3584	1.491532	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.75000%	13	61,057,093.48	6.91%	14	4.6443	1.485762	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 5.00000%	1	3,528,396.11	0.40%	15	4.7750	2.170000	49 months or greater	47	760,150,830.30	86.03%	14	4.0591	1.691168
	5.00001% or Greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686
	Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP	Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP
	60 months or less	47	760,150,830.30	86.03%	14	4.0591	1.691168	Interest Only	2	43,556,000.00	4.93%	14	3.8196	1.713403
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	45	716,594,830.30	81.10%	14	4.0736	1.689816
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
	117 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	123,443,561.19	13.97%	14	4.3928	NAP				None
Underwriter's Information		4	123,082,131.54	13.93%	14	3.9847	2.059984
	12 months or less	38	604,151,704.35	68.37%	14	4.0561	1.651787
	13 to 24 months	5	32,916,994.41	3.73%	14	4.3928	1.034891
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	883,594,391.49	100.00%	14	4.1057	1.681686
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304961	RT	Dedham	MA	Actual/360	3.990%	346,034.09	250,014.61	0.00	N/A	05/01/23	--	111,504,003.70	111,253,989.10	03/01/22
2	30305008	IN	Various	Various	Actual/360	3.811%	246,741.37	322,469.37	0.00	N/A	05/01/23	--	83,240,114.82	82,917,645.45	03/01/22
3	30305003	MU	Minneapolis	MN	Actual/360	4.000%	243,832.42	185,841.35	0.00	N/A	05/01/23	--	78,374,706.32	78,188,864.97	03/01/22
4	30305055	RT	Greendale	WI	Actual/360	3.854%	130,332.49	104,185.86	0.00	N/A	06/06/23	--	43,479,591.12	43,375,405.26	09/06/21
9	30305006	RT	Brooklyn	NY	Actual/360	3.800%	103,444.44	0.00	0.00	05/01/23	11/01/28	--	35,000,000.00	35,000,000.00	03/05/22
10	30305043	RT	Danvers	MA	Actual/360	3.414%	75,268.36	80,231.61	0.00	N/A	05/06/23	--	28,341,954.77	28,261,723.16	03/06/22
11	30305037	OF	Clayton	MO	Actual/360	4.150%	86,236.46	72,233.22	0.00	N/A	05/06/23	--	26,716,974.56	26,644,741.34	03/06/22
12	30305067	RT	Riverside	CA	Actual/360	4.020%	90,577.26	57,779.14	0.00	N/A	06/06/23	--	28,969,273.50	28,911,494.36	03/06/22
13	30305007	RT	Louisville	KY	Actual/360	3.960%	70,868.77	58,124.17	0.00	N/A	05/01/22	--	23,009,341.19	22,951,217.02	03/01/22
16	30305064	MF	New York	NY	Actual/360	4.332%	70,082.81	53,608.50	0.00	N/A	06/06/23	--	20,800,202.05	20,746,593.55	03/06/22
17	30305032	OF	Nashville	TN	Actual/360	4.175%	63,579.65	51,776.84	0.00	N/A	04/06/23	--	19,579,704.54	19,527,927.70	03/06/22
19	30305062	OF	Detroit	MI	Actual/360	4.958%	61,209.56	90,047.13	0.00	N/A	06/06/23	--	15,872,934.69	15,782,887.56	03/06/22
22	30305065	LO	Houston	TX	Actual/360	4.187%	54,050.48	43,601.26	0.00	N/A	05/06/23	--	16,597,439.65	16,553,838.39	03/06/22
23	30304999	RT	Cedar Hill	TX	Actual/360	4.500%	59,423.04	37,860.54	0.00	N/A	01/01/23	--	16,978,011.09	16,940,150.55	03/01/22
24	30305018	RT	Houston	TX	Actual/360	3.950%	48,415.06	39,848.87	0.00	N/A	05/01/23	--	15,758,970.04	15,719,121.17	03/01/22
25	30305061	OF	Santa Monica	CA	Actual/360	4.160%	49,730.36	37,873.01	0.00	N/A	06/06/23	--	15,369,960.68	15,332,087.67	03/06/22
26	30305042	OF	Tampa	FL	Actual/360	3.892%	46,305.64	36,862.93	0.00	N/A	04/06/23	--	15,296,974.81	15,260,111.88	03/06/22
27	30305068	MF	Louisville	KY	Actual/360	4.220%	47,137.42	37,419.53	0.00	N/A	06/06/23	--	14,361,433.30	14,324,013.77	03/06/22
28	30305070	MU	Columbus	OH	Actual/360	4.295%	47,386.60	36,691.64	0.00	N/A	06/06/23	--	14,185,246.06	14,148,554.42	03/06/22
29	30305035	RT	Bronx	NY	Actual/360	4.270%	46,859.27	36,969.68	0.00	N/A	04/06/23	--	14,109,516.11	14,072,546.43	04/06/22
30	30305017	LO	Miami	FL	Actual/360	4.020%	40,363.98	49,556.12	0.00	N/A	04/01/23	--	12,909,589.95	12,860,033.83	03/01/22
32	30305020	Various Various		Various	Actual/360	4.150%	37,568.99	30,534.09	0.00	06/01/23	06/01/28	--	11,639,273.27	11,608,739.18	03/01/22
33	30305063	LO	Paramus	NJ	Actual/360	4.730%	40,185.27	39,470.20	0.00	N/A	05/06/23	--	10,923,207.26	10,883,737.06	03/06/22
34	30305030	RT	Hurst	TX	Actual/360	4.300%	34,276.45	26,775.84	0.00	N/A	04/06/23	--	10,248,770.95	10,221,995.11	12/06/20
35	30305026	RT	Ramsey	MN	Actual/360	4.100%	32,463.29	26,970.11	0.00	N/A	05/01/23	--	10,180,125.16	10,153,155.05	03/01/22
36	30305016	OF	Jersey City	NJ	Actual/360	4.210%	29,736.68	33,924.42	0.00	N/A	06/01/23	--	9,081,443.88	9,047,519.46	03/01/22
37	30305058	RT	Houston	TX	Actual/360	4.660%	28,467.97	45,283.67	0.00	N/A	06/06/23	--	7,854,437.03	7,809,153.36	03/06/22
39	30305011	MU	Norcross	GA	Actual/360	4.101%	28,047.24	23,177.94	0.00	N/A	06/01/23	--	8,793,158.55	8,769,980.61	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
40	30305057	RT	Conifer	CO	Actual/360	4.270%	27,691.45	21,619.70	0.00	N/A	06/06/23	--	8,338,008.99	8,316,389.29	03/06/22
41	30305038	LO	Linthicum	MD	Actual/360	4.140%	24,025.15	28,195.62	0.00	N/A	05/06/23	--	7,461,227.32	7,433,031.70	03/06/22
43	30305039	LO	Flowood	MS	Actual/360	4.650%	25,246.73	25,378.22	0.00	N/A	05/06/23	--	6,980,661.86	6,955,283.64	03/06/22
45	30305004	RT	Williamsburg	VA	Actual/360	3.900%	25,953.20	0.00	0.00	05/01/23	12/01/27	--	8,556,000.00	8,556,000.00	03/01/22
46	30305075	MF	Vero Beach	FL	Actual/360	4.262%	23,487.99	18,386.64	0.00	N/A	06/06/23	--	7,085,604.71	7,067,218.07	03/06/22
47	30305060	RT	Lehighton	PA	Actual/360	4.125%	22,638.91	18,556.32	0.00	N/A	06/06/23	--	7,056,284.86	7,037,728.54	03/06/22
48	30305046	RT	Ashland	KY	Actual/360	4.560%	25,225.48	18,018.77	0.00	N/A	05/06/23	--	7,112,446.61	7,094,427.84	03/06/22
49	30305053	RT	Huntsville	AL	Actual/360	4.350%	24,059.13	16,263.63	0.00	N/A	05/06/23	--	7,111,073.41	7,094,809.78	03/06/22
50	30305050	IN	Las Vegas	NV	Actual/360	4.176%	20,208.86	16,362.45	0.00	N/A	05/06/23	--	6,221,940.35	6,205,577.90	03/06/22
51	30305024	OF	Farmington Hills	MI	Actual/360	4.300%	19,537.77	15,103.23	0.00	N/A	05/01/23	--	5,841,858.07	5,826,754.84	03/01/22
52	30305049	LO	Reno	NV	Actual/360	4.515%	18,719.87	19,580.00	0.00	N/A	05/06/23	--	5,330,765.88	5,311,185.88	03/06/22
53	30305072	RT	Rancho Cucamonga	CA	Actual/360	4.635%	17,574.54	16,912.92	0.00	N/A	06/06/23	--	4,875,046.12	4,858,133.20	03/06/22
54	30305045	MF	Pontiac	MI	Actual/360	4.420%	16,383.81	17,521.23	0.00	N/A	06/06/23	--	4,765,814.34	4,748,293.11	02/06/22
55	30305054	MH	Avondale	AZ	Actual/360	4.220%	15,808.12	12,549.09	0.00	N/A	06/06/23	--	4,816,284.23	4,803,735.14	03/06/22
56	30305041	RT	Monroe	MI	Actual/360	4.200%	15,252.26	12,250.07	0.00	N/A	05/06/23	--	4,669,057.75	4,656,807.68	03/06/22
57	30305031	RT	Houston	TX	Actual/360	4.520%	16,060.42	11,618.73	0.00	N/A	05/01/23	--	4,568,387.14	4,556,768.41	03/01/22
58	30305056	MF	Grand Prairie	TX	Actual/360	4.673%	16,559.68	11,359.20	0.00	N/A	06/06/23	--	4,556,177.44	4,544,818.24	03/06/22
59	30305052	RT	Monona	WI	Actual/360	4.485%	15,514.16	11,292.94	0.00	N/A	06/06/23	--	4,447,441.62	4,436,148.68	03/06/22
60	30305044	RT	Rancho Cucamonga	CA	Actual/360	4.170%	8,406.77	30,501.50	0.00	N/A	05/06/23	--	2,592,016.79	2,561,515.29	03/06/22
61	30305019	SS	North Hollywood	CA	Actual/360	4.250%	14,017.21	11,071.72	0.00	N/A	05/01/23	--	4,240,499.39	4,229,427.67	03/01/22
62	30305071	OF	Brooklyn	NY	Actual/360	4.265%	14,901.73	9,739.19	0.00	N/A	06/06/23	--	4,492,231.84	4,482,492.65	03/06/22
63	30305040	LO	Georgetown	TX	Actual/360	4.590%	12,616.55	12,906.82	0.00	N/A	05/01/23	--	3,534,047.14	3,521,140.32	03/01/22
64	30305074	RT	Santa Fe	NM	Actual/360	4.725%	12,981.75	12,688.48	0.00	N/A	06/06/23	--	3,532,448.60	3,519,760.12	03/06/22
65	30305047	MU	Chicago	IL	Actual/360	4.650%	13,694.51	9,509.16	0.00	N/A	05/06/23	--	3,786,499.54	3,776,990.38	03/06/22
66	30305014	RT	Bonner Springs	KS	Actual/360	4.510%	12,874.10	9,395.48	0.00	04/01/23	01/01/35	--	3,670,159.34	3,660,763.86	03/01/22
67	30305066	MH	Rockport	TX	Actual/360	4.775%	13,136.50	8,731.39	0.00	N/A	06/06/23	--	3,537,127.50	3,528,396.11	03/06/22
68	30305028	RT	Elgin	IL	Actual/360	4.175%	10,396.73	11,992.12	0.00	06/01/23	06/01/38	--	3,201,730.15	3,189,738.03	03/01/22
69	30305051	OF	Clayton	MO	Actual/360	4.150%	10,702.41	8,741.72	0.00	N/A	05/06/23	--	3,315,719.43	3,306,977.71	03/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
70	30305036	RT	Bronx	NY	Actual/360	4.340%	11,230.46	8,658.46	0.00	N/A	04/06/23	--	3,326,996.18	3,318,337.72	03/06/22
71	30305048	MF	Maumee	OH	Actual/360	4.455%	10,893.96	8,006.60	0.00	N/A	06/06/23	--	3,144,000.80	3,135,994.20	03/06/22
72	30305015	RT	Americus	GA	Actual/360	4.570%	10,806.27	7,737.69	0.00	N/A	04/01/23	--	3,040,213.59	3,032,475.90	03/01/22
73	30305023	RT	Waynesboro	GA	Actual/360	4.520%	10,684.21	7,690.68	0.00	06/01/23	10/01/33	--	3,039,123.02	3,031,432.34	03/01/22
74	30305033	OF	Clinton	MD	Actual/360	4.700%	10,996.74	6,636.95	0.00	N/A	04/06/23	--	3,008,226.03	3,001,589.08	03/06/22
75	30305029	OF	Tempe	AZ	Actual/360	4.690%	8,498.78	5,799.04	0.00	N/A	06/01/23	--	2,329,851.25	2,324,052.21	03/01/22
76	30305027	MH	Warner Robins	GA	Actual/360	6.000%	9,791.93	4,597.28	0.00	N/A	06/01/23	--	2,098,271.34	2,093,674.06	03/01/22
77	30305025	OF	Norfolk	VA	Actual/360	4.700%	4,078.76	6,474.58	0.00	N/A	05/01/23	--	1,115,769.07	1,109,294.49	03/01/22
Totals							2,829,282.32	2,380,979.27	0.00				885,975,370.75	883,594,391.49
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,882,279.78	17,261,441.88	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,375,610.00	37,733,370.70	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,521,249.04	14,833,928.25	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,786,477.08	6,072,200.64	10/01/20	09/30/21	12/13/21	20,378,134.92	333,231.66	173,181.60	1,072,779.66	0.00	0.00
9	1,403,872.40	2,095,811.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,830,826.16	5,412,216.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,692,194.13	3,115,896.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,959,240.47	4,556,717.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,710,941.94	2,674,363.29	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,808,089.19	1,692,417.08	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,048,235.53	3,072,747.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	418,323.53	1,469,810.77	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,640,916.91	1,804,171.14	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,091,553.15	1,550,912.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,269,366.90	2,825,544.69	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,786,228.48	1,818,860.03	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,206,700.53	2,224,230.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,272,761.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	747,676.56	1,169,105.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	530,962.00	0.00	--	--	10/12/21	271,640.98	49,589.06	60,066.74	865,537.35	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,278,437.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,029,388.19	1,354,337.69	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,691,679.33	1,832,659.28	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
40	892,408.25	926,960.72	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	494,019.01	1,125,663.93	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	314,438.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	886,319.36	967,335.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1,185,856.74	1,229,943.61	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	432,088.56	481,502.52	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,535,294.64	1,382,208.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	831,735.97	413,415.97	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,502,849.69	1,664,212.28	01/01/21	12/31/21	--	0.00	0.00	33,886.51	33,886.51	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	709,504.12	669,806.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	851,534.84	904,466.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	967,718.45	1,361,024.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	367,146.36	370,993.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	683,878.83	727,699.65	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	321,699.66	370,145.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	378,632.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	543,307.31	585,407.75	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	428,167.05	375,879.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	645,544.73	653,607.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	424,513.60	418,512.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	310,396.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	543,813.94	720,491.46	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	460,835.23	513,881.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	372,982.93	392,032.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	136,067,696.13	130,825,936.65				20,649,775.90	382,820.72	267,134.85	1,972,203.52	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	2	53,597,400.37	1	43,375,405.26	1	10,221,995.11	0	0.00	0	0.00	0	0.00	4.105721%	4.091604%	14
02/17/22	0	0.00	0	0.00	2	53,728,362.07	1	43,479,591.12	0	0.00	0	0.00	0	0.00	0	0.00	4.105812%	4.091694%	15
01/18/22	0	0.00	1	7,124,708.20	2	53,841,303.44	1	43,569,514.35	1	0.00	0	0.00	0	0.00	1	6,526,666.33	4.105891%	4.091771%	16
12/17/21	1	7,138,292.11	0	0.00	3	65,334,351.85	1	43,659,140.14	1	11,380,489.40	0	0.00	0	0.00	0	0.00	4.112407%	4.098341%	17
11/18/21	0	0.00	0	0.00	3	65,490,057.97	1	43,753,138.00	1	11,418,121.07	0	0.00	0	0.00	0	0.00	4.112492%	4.098425%	18
10/18/21	0	0.00	0	0.00	3	65,637,860.60	1	43,842,156.41	1	11,454,145.49	2	30,316,005.86	0	0.00	0	0.00	4.112572%	4.098504%	19
09/17/21	0	0.00	0	0.00	3	65,792,531.34	1	43,935,568.36	1	11,491,494.92	0	0.00	0	0.00	0	0.00	4.112656%	4.098586%	20
08/17/21	0	0.00	0	0.00	3	65,939,267.88	1	44,023,983.34	1	11,527,228.85	0	0.00	0	0.00	0	0.00	4.112734%	4.098664%	21
07/16/21	0	0.00	0	0.00	3	66,085,487.15	1	44,112,105.86	1	11,562,821.30	0	0.00	0	0.00	0	0.00	4.112812%	4.098740%	22
06/17/21	0	0.00	0	0.00	3	66,238,630.87	1	44,204,653.60	1	11,599,754.29	0	0.00	0	0.00	0	0.00	4.112893%	4.098820%	23
05/17/21	0	0.00	1	44,292,178.51	3	29,275,012.51	1	44,292,178.51	1	11,635,059.60	0	0.00	0	0.00	0	0.00	4.112969%	4.098895%	24
04/16/21	1	44,384,149.77	0	0.00	3	29,357,868.77	1	44,384,149.77	1	11,671,715.78	0	0.00	0	0.00	0	0.00	4.113048%	4.098973%	25
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30305055	09/06/21	5	6	173,181.60	1,072,779.66	0.00	43,935,568.36	07/03/20	13		12/16/20
34	30305030	12/06/20	14	6	60,066.74	865,537.35	0.00	10,571,956.87	08/21/20	7			02/01/22
54	30305045	02/06/22	0	B	33,886.51	33,886.51	0.00	4,765,814.34
Totals					267,134.85	1,972,203.52	0.00	59,273,339.57
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		22,951,217	22,951,217	0		0
7 - 12 Months		16,940,151	16,940,151	0		0
13 - 24 Months		778,656,351	725,058,950	0		53,597,400
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		65,046,673	65,046,673	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	883,594,391	829,996,991	0	0	43,375,405	10,221,995
Feb-22	885,975,371	832,247,009	0	0	53,728,362	0
Jan-22	888,059,648	827,093,636	0	7,124,708	53,841,303	0
Dec-21	901,517,011	829,044,367	7,138,292	0	53,953,862	11,380,489
Nov-21	903,720,948	838,230,890	0	0	54,071,937	11,418,121
Oct-21	905,818,777	840,180,916	0	0	54,183,715	11,454,145
Sep-21	908,007,898	842,215,366	0	0	54,301,036	11,491,495
Aug-21	910,090,472	844,151,204	0	0	54,412,039	11,527,229
Jul-21	912,165,636	846,080,149	0	0	54,522,666	11,562,821
Jun-21	914,332,899	848,094,268	0	0	54,638,877	11,599,754
May-21	916,392,968	842,825,777	0	44,292,179	17,639,953	11,635,060
Apr-21	918,545,674	844,803,656	44,384,150	0	17,686,153	11,671,716
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30305055	43,375,405.26	43,935,568.36	69,930,000.00	08/17/21	5,399,588.64	0.77000	09/30/21	06/06/23	254
34	30305030	10,221,995.11	10,571,956.87	11,150,000.00	09/07/21	530,962.00	0.72000	12/31/20	04/06/23	252
Totals		53,597,400.37	54,507,525.23	81,080,000.00		5,930,550.64

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	30305055	RT	WI	07/03/20	13

03/07/22 – Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. At the time of transfer the loan was past due for the 05/06/20 payment. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in G reendale, WI, a suburb of Milwaukee. Legal counsel has been engaged, a receiver was appointed on 12/18/20, and enforcement options are being evaluated.

34	30305030	RT	TX	08/21/20	7

3/11/2022 - REO Title Date: 2/1/2022. The subject consists of a 4 single-story retail buildings with a total of 133,236 SF of NRA located in Hurst, TX within the Dallas-Fort Worth-Arlington MSA. The property was built in 1980 and renovated in

1999 and ar e situated on a 10.08-acre site. There are 559 open parking spaces (4.20 per 1,000). Crossed with/Companion Loan: N/A; Deferred Maintenance/Capex: TBD; Leasing Summary: To date no new leases or lease renewals have been completed. Marketing Summary: The property is currently not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30305043	29,557,989.69	3.41450%	29,557,989.69 3.41450%		10	08/28/20	05/01/20	09/18/20
11	30305037	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
23	30304999	17,603,862.73	4.50000%	17,603,862.73 4.50000%		8	07/02/20	05/01/20	07/08/20
69	30305051	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
Totals		47,161,852.42		47,161,852.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30305073 01/18/22	11,380,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	0.00	4,817,505.87	33.22%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,380,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	0.00	4,817,505.87

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30305073	01/18/22	0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,454.36	0.00	0.00	61,005.34	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	907.43	0.00	0.00	0.01	0.00	165.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(362.36)	0.00	0.00	0.00
Total	0.00	0.00	11,954.36	0.00	0.00	61,912.77	0.00	0.00	(362.35)	0.00	165.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		73,669.78

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29